Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)	Jan. 01, 2020 HKD ($)
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Foreign currency exchange rate, translation					1	1
Asset, Impairment Loss (in Dollars)	$ 0			$ 0
Right-of-use assets (in Dollars)					$ 39,936,214	$ 5,092,606	$ 41,682,405	$ 541,625
Operating lease liabilities (in Dollars)					$ 5,738,317	$ 731,742	$ 4,810,410	$ 541,625
Value added tax rate		20.00%	20.00%
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Foreign currency exchange rate, translation					7.842	7.842